Basis of Presentation and Summary of Significant Accounting Policies (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Federal depository insurance coverage (in Dollars)			$ 250,000	$ 250,000	$ 250,000
Warrants shares	[1]	6,750,000	6,750,000	6,750,000
Ordinary shares subject to possible redemption			22,591,546	22,591,546	22,925,656

[1]	For the period from June 3, 2020 (inception) through June 30, 2020, weighted average shares outstanding of Founder Shares excluded an aggregate of up to 937,500 ordinary shares subject to forfeiture if the option to purchase additional units was not exercised in full or in part by the underwriters. On September 17, 2020, the underwriters notified the Company that the over- allotment option was not exercised; thus, these shares were forfeited accordingly.